11. SHAREHOLDERS' EQUITY: Schedule of Fair Value of Finder's Warrants (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Fair Value of Finder's Warrants

	Year ended December 31, 2017	Year ended December 31, 2016	Six months ended December 31, 2015	Year ended June 30, 2015
Expected life	5.0 years	-	-	1.0 years
Volatility	154% - 159%	-	-	179%
Dividend yield	0%	-	-	0%
Risk-free interest rate	1.15% - 1.62%	-	-	1.07%